Fair Value Measurements (tables)	12 Months Ended
Dec. 31, 2016
Fair Value Measurements disclosure
Level within the fair value hierarchy at which the Company's financial assets and financial liabilities reported at fair value are measured [Table Text Block]

(at December 31, 2016, in millions)	Total	Level 1	Level 2	Level 3

Invested assets:
Fixed maturities
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities	$2,035	$2,035	$—	$—
Obligations of states, municipalities and political subdivisions	31,910	—	31,898	12
Debt securities issued by foreign governments	1,662	—	1,662	—
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	1,708	—	1,704	4
All other corporate bonds	23,107	—	22,939	168
Redeemable preferred stock	93	3	90	—
Total fixed maturities	60,515	2,038	58,293	184

Equity securities
Public common stock	603	603	—	—
Non-redeemable preferred stock	129	51	78	—
Total equity securities	732	654	78	—

Other investments	53	17	—	36
Total	$61,300	$2,709	$58,371	$220

(at December 31, 2015, in millions)	Total	Level 1	Level 2	Level 3

Invested assets:
Fixed maturities
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities	$2,194	$2,194	$—	$—
Obligations of states, municipalities and political subdivisions	31,411	—	31,398	13
Debt securities issued by foreign governments	1,873	—	1,873	—
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	1,981	—	1,957	24
All other corporate bonds	23,089	—	22,915	174
Redeemable preferred stock	110	3	100	7
Total fixed maturities	60,658	2,197	58,243	218

Equity securities
Public common stock	543	543	—	—
Non-redeemable preferred stock	162	55	107	—
Total equity securities	705	598	107	—

Other investments	56	18	—	38
Total	$61,419	$2,813	$58,350	$256

Changes in the Level 3 fair value category [Table Text Block]

(in millions)	Fixed Maturities	Other Investments	Total

Balance at December 31, 2015	$218	$38	$256
Total realized and unrealized investment gains (losses):
Reported in net realized investment gains (1)	3	5	8
Reported in increases in other comprehensive income	2	3	5
Purchases, sales and settlements/maturities:
Purchases	123	—	123
Sales	(19)	(10)	(29)
Settlements/maturities	(66)	—	(66)
Gross transfers into Level 3	19	—	19
Gross transfers out of Level 3	(96)	—	(96)
Balance at December 31, 2016	$184	$36	$220

Amount of total realized investment gains (losses) for the period included in the consolidated statement of income attributable to changes in the fair value of assets still held at the reporting date	$—	$(2)	$(2)

(1)                 Includes impairments on investments held at the end of the period as well as amortization on fixed maturities.

(in millions)	Fixed Maturities	Other Investments	Total

Balance at December 31, 2014	$232	$36	$268
Total realized and unrealized investment gains (losses):
Reported in net realized investment gains (1)	1	2	3
Reported in increases (decreases) in other comprehensive income	(4)	1	(3)
Purchases, sales and settlements/maturities:
Purchases	202	1	203
Sales	(7)	(2)	(9)
Settlements/maturities	(41)	—	(41)
Gross transfers into Level 3	21	—	21
Gross transfers out of Level 3	(186)	—	(186)
Balance at December 31, 2015	$218	$38	$256

Amount of total realized investment gains (losses) for the period included in the consolidated statement of income attributable to changes in the fair value of assets still held at the reporting date	$—	$(1)	$(1)

(1)                 Includes impairments on investments held at the end of the period as well as amortization on fixed maturities.

Carrying value and fair value of financial instruments disclosed, but not carried, at fair value and the level within the fair value hierarchy at which such financial instruments are categorized [Table Text Block]

(at December 31, 2016, in millions)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Financial assets:
Short-term securities	$4,865	$4,865	$1,223	$3,607	$35

Financial liabilities:
Debt	$6,337	$7,262	$—	$7,262	$—
Commercial paper	100	100	—	100	—

(at December 31, 2015, in millions)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Financial assets:
Short-term securities	$4,671	$4,671	$1,685	$2,958	$28

Financial liabilities:
Debt	$6,244	$7,180	$—	$7,180	$—
Commercial paper	100	100	—	100	—